DWS Global Income Builder VIP Investment Strategy - Class A [Member] - DWS Global Income Builder VIP	Apr. 24, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Main investments. The fund invests in a broad range of both traditional asset classes (such as equity and fixed income investments) and alternative asset classes (such as real estate, infrastructure, convertibles, commodities, currencies and absolute return strategies). The fund can buy many types of securities, among them common stocks, including dividend-paying stocks, convertible securities, corporate bonds, government bonds, municipal securities, inflation-indexed bonds, mortgage- and asset-backed securities, exchange-traded funds (ETFs) and exchange-traded notes (ETNs) and may invest in derivative instruments, such as futures contracts, that provide exposure to such securities (see “Derivatives” subsection). The fund may invest in passive ETFs, which seek to replicate the performance of an index, and in active ETFs, which do not replicate an index and are actively managed. The fund may invest up to 15% of net assets in equity-linked notes (ELNs), which are structured notes that offer returns linked to the performance or value of a single equity security, a basket of equity securities, or an equity index. The fund invests at least 25% of net assets in fixed income securities. The fund can invest in securities of any size, investment style category, maturity, duration or credit quality including high-yield debt securities (i.e., “junk bonds”), and from any country (including countries in emerging markets).The fund will generally invest in at least three different countries and will normally have investment exposure to foreign securities, foreign currencies and other foreign investments equal to at least 40% of the fund’s net assets. For purposes of the foregoing policy, an investment is considered to be an investment in a foreign security or a foreign investment if the issuer is organized or located outside the US or is doing a substantial amount of business outside of the US. An issuer that derives at least 50% of its revenue from business outside the US or has at least 50% of its assets outside the US will be considered to be doing a substantial amount of business outside the US.Management process. Portfolio management seeks to maximize risk adjusted returns by allocating the fund’s assets among various asset categories. Portfolio management draws upon a broad investible universe to establish a strategic allocation based upon collective, long-term views on asset class selection, implementation, expected returns and other relevant factors. Portfolio management periodically reviews the fund’s allocations and may adjust them based on current or anticipated market conditions or to manage risk consistent with the fund’s overall investment strategy.Within each asset category, portfolio management uses one or more investment strategies for selecting equity and debt securities. Each investment strategy is managed by a team that specializes in a particular asset category, and that may use a variety of quantitative and qualitative techniques. As a general matter, in buying and selling securities for the portfolio, the portfolio management teams utilize in-house research and resources to determine suitability of specific securities and use sector specialists to determine relative value within each relevant sector. The portfolio management teams generally consider ratings in seeking to identify environmental, social and governance (ESG) risks and opportunities that it believes to be financially material.Examples of the fund’s asset categories are US and foreign equity of any size and style (including emerging market equity), US and foreign fixed income of any credit quality (including emerging market bonds and inflation-indexed bonds), and alternative assets. Some asset categories may be represented by derivatives or ETFs.Derivatives. The fund may invest in derivatives, which are financial instruments whose performance is derived, at least in part, from the performance of an underlying asset, security or index. In particular, portfolio management may use equity futures contracts as a substitute for direct investing to seek to enhance potential gains. In addition, portfolio management may use futures contracts, options on interest rate swaps, options on interest rate futures contracts or interest rate swaps for duration management (i.e., reducing or increasing the sensitivity of the fund’s portfolio to interest rate changes) or for non-hedging purposes to seek to enhance potential gains. Portfolio management may also use (i) option contracts in order to gain exposure to a particular market or security, to seek to increase the fund’s income, or to hedge against changes in a particular market or security, (ii) total return swaps to seek to enhance potential gains by increasing or reducing the fund’s exposure to a particular sector or market or as a substitute for direct investment, or (iii) credit default swaps to seek to increase the fund’s income, to gain exposure to a bond issuer’s credit quality characteristics without directly investing in the bond or to hedge the risk of default on bonds held in the fund’s portfolio. In addition, portfolio management may use forward currency contracts (i) to hedge exposure to changes in foreign currency exchange rates on foreign currency denominated portfolio holdings; (ii) to facilitate transactions in foreign currency denominated securities; or (iii) for non-hedging purposes to seek to enhance potential gains.The fund may also use other types of derivatives (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.Securities lending. The fund may lend securities (up to one-third of total assets) to approved institutions, such as registered broker-dealers, pooled investment vehicles, banks and other financial institutions. In connection with such loans, the fund receives liquid collateral in an amount that is based on the type and value of the securities being lent, with riskier securities generally requiring higher levels of collateral.Active trading. The fund is expected to trade securities actively and this may lead to high portfolio turnover.